Note 12 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2025	2024
Salaries, bonuses and related benefits	$37,426	$32,478
Accrued restructuring costs	759	5,823
Sales commissions	2,375	2,616
Warranty accrual	1,245	1,554
Other	7,905	10,560
	$49,710	$53,031

Restructuring and Related Costs [Table Text Block]
		2024			2025
	Liability at		Cash Payments	Liability at		Cash Payments	Liability at
	December 31,	New	and Other	December 31,	New Charges/	and Other	December 31,
	2023	Charges	Settlements	2024	Other Adjustments	Settlements	2025
Severance costs	$1,551	$2,888	$(3,163)	$1,276	$2,442	$(3,633)	$85
Other restructuring costs	3,947	571	29	4,547	(3,119)	(754)	674
Total	$5,498	$3,459	$(3,134)	$5,823	$(677)	$(4,387)	$759